Operating segments - additional information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Summary of geographical location sales revenue and non-current assets other than excluded items
Consolidated sales revenue by destination(a)

	2020%	2019%	2018%	2020 US$m	2019 US$m	2018 US$m
China	58.1	51.3	44.6	25,940	22,135	18,061
Asia (excluding China and Japan)	10.2	10.6	11.5	4,536	4,558	4,665
United States of America	10.9	14.2	15.6	4,867	6,125	6,337
Japan	7.5	8.9	9.6	3,354	3,855	3,873
Europe (excluding UK)	5.9	6.0	9.3	2,623	2,610	3,788
Canada	2.9	3.3	3.3	1,289	1,478	1,330
Australia	1.7	1.7	1.8	745	737	720
UK	0.5	0.6	0.7	242	248	264
Other countries	2.3	3.4	3.6	1,015	1,419	1,484
Consolidated sales revenue	100	100	100	44,611	43,165	40,522
(a)Consolidated sales revenue by geographical destination is based on the ultimate country of destination of the product, if known. If the eventual destination of the product sold through traders is not known then revenue is allocated to the location of the product at the time when control is transferred. Rio Tinto is domiciled in both the UK and Australia.
Non-current assets other than excluded items(a)
The total of non-current assets other than excluded items is shown by location below.

	2020 US$m	2019 US$m
Australia	32,290	27,944
Canada	14,666	14,644
Mongolia	10,285	9,187
United States of America	6,090	5,459
Africa	3,294	3,583
South America	2,718	2,652
Europe (excluding France and the UK)	157	193
UK	117	158
France	55	64
Other countries	1,008	1,314
Total non-current assets other than excluded items	70,680	65,198

Non-current assets excluded from analysis above:
Deferred tax assets	3,385	3,102
Other financial assets(b)	829	635
Quasi equity loans to equity accounted units(b)	112	113
Tax recoverable	4	5
Receivables and other assets	1,525	1,446
Total non-current assets per balance sheet	76,535	70,499
(a)Allocation of non-current assets by country is based on the location of the business units holding the assets. It includes investments in equity accounted units totalling US$3,652 million (2019: US$3,858 million) which represents the Group’s share of net assets excluding quasi equity loans shown separately above.
(b)Loans to equity accounted units comprise quasi equity loans of US$112 million (2019: US$113 million) included in “Investments in equity accounted units” on the face of the balance sheet and non-current non-quasi equity loans of US$1 million (2019: US$39 million) shown within “Other financial assets”.

Consolidated sales revenue by product
Consolidated sales revenues of the Group are derived from the following products sold to external customers:

	Revenue from contracts with customers 2020 US$m	Other revenue(a) 2020 US$m	Consolidated sales revenue 2020 US$m
Iron ore	28,202	1,000	29,202
Aluminium, Alumina and Bauxite	9,092	54	9,146
Copper	1,721	64	1,785
Industrial minerals	2,054	(3)	2,051
Gold	471	6	477
Diamonds	459	—	459
Uranium(b)	299	—	299
Other(b)	1,194	(2)	1,192
Consolidated sales revenue	43,492	1,119	44,611
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales			2,407
Gross product sales			47,018

	Revenue from contracts with customers 2019 US$m	Other revenue(a) 2019 US$m	Consolidated sales revenue 2019 US$m	Revenue from contracts with customers 2018 US$m	Other revenue(a) 2018 US$m	Consolidated sales revenue 2018 US$m
Iron ore	25,516	229	25,745	19,888	(21)	19,867
Aluminium, Alumina and Bauxite	10,207	(32)	10,175	12,041	(22)	12,019
Copper	2,030	(7)	2,023	2,420	(32)	2,388
Coal	—	—	—	986	3	989
Industrial minerals	2,251	(12)	2,239	2,168	—	2,168
Gold	667	2	669	869	—	869
Diamonds	619	—	619	695	—	695
Uranium(b)	375	—	375	415	—	415
Other(b)	1,322	(2)	1,320	1,112	—	1,112
Consolidated sales revenue	42,987	178	43,165	40,594	(72)	40,522
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales			2,202			2,313
Gross product sales			45,367			42,835
(a)Certain of the Group's products may be provisionally priced at the date revenue is recognised. The change in value of the provisionally priced receivables is based on relevant forward market prices and is included in “Other revenue” above.
(b)Uranium sales revenues were previously included within "Other". These sales revenues are now presented separately and the 2018 and 2019 comparatives have been adjusted to ensure comparability.